Retirement Plans (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 21, 2011	Dec. 31, 2010
Defined Contribution Plan and Deferred Compensation Agreements Disclosures [Line Items]
Defined Contribution Plans, Cost Recognized	$ 0.1	$ 8.3	$ 9.1	$ 9.5
Deferred Compensation Arrangement with Individual, Recorded Liability	$ 6.9	$ 6.7
Maximum [Member]
Defined Contribution Plan and Deferred Compensation Agreements Disclosures [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent		4.00%